Restructuring and Other Charges - Summary of Restructuring and Other Charges and Balance of Restructuring Liability Included in Accrued Employee Compensation (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Expense	$ 1,435	$ 2,582	$ 4,419
Payments	(1,061)		(3,414)
Non-cash	(176)		(1,005)
Accrued balance, Ending	198
Employee Related Payments
Restructuring Cost and Reserve [Line Items]
Expense	1,259		3,414
Payments	(1,061)		(3,414)
Accrued balance, Ending	198
Non-cash Compensation
Restructuring Cost and Reserve [Line Items]
Expense	176		263
Non-cash	$ (176)		(263)
Asset Impairments
Restructuring Cost and Reserve [Line Items]
Expense			742
Non-cash			$ (742)